Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36810
Entity Registrant Name	CMB.TECH NV
Entity Incorporation, State or Country Code	C9
Entity Address, Address Line One	De Gerlachekaai 20
Entity Address, Postal Zip Code	2000
Entity Address, City or Town	Antwerp
Entity Address, Country	BE
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	CMBT
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding (in shares)	220,024,713
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key (CIK)	0001604481
Amendment flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	De Gerlachekaai 20
Entity Address, Postal Zip Code	2000
Entity Address, City or Town	Antwerp
Entity Address, Country	BE
Contact Personnel Name	Ludovic Saverys
City Area Code	+32
Local Phone Number	3 247 59 11
Contact Personnel Email Address	Ludovic.Saverys@cmb.tech